LIBERTY-STEIN ROE

                     INSTITUTIONAL FLOATING RATE INCOME FUND

                         ANNUAL REPORT o AUGUST 31, 2002

[logo]:
STEIN ROE
MUTUAL FUNDS

Contents

From the President                                             1
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Performance Summary                                            2
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Portfolio Managers' Report                                     3
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Portfolio of Investments                                       5
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Financial Statements                                           17
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Notes to Financial Statements                                  24
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Financial Highlights                                           30
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Report of Independent Accountants                              31
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Trustees                                                       32
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Officers and Transfer Agent                                    37
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             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

                Must be preceded or accompanied by a prospectus.

From the President

[photo of Keith T. Banks]


Dear Shareholder:

     Over the past 12 months, the environment for the syndicated loan market was shaped primarily by high default rates in the corporate bond market, which hit record levels during the period. Bankruptcies of bellwether companies -- WorldCom in the telecommunications industry and Enron in the utilities industry, neither of which were in Liberty-Stein Roe Institutional Floating Rate Income Fund's portfolio during the year -- put pressure on loan prices in both sectors. Declining interest rates, which are generally positive for stocks and bonds, were also a negative factor because yields on floating-rate loans were adjusted downward to reflect lower current rates.

     Yet, the negative returns recorded by floating rate funds and their corresponding index were relatively small compared to the losses in the stock and high yield bond markets. As such, the fund provided investors with a degree of insulation from a much more volatile capital market environment and continued to pay an attractive dividend.

     In the report that follows, portfolio managers Brian Good and Jim Fellows provide more detailed information about the market and their strategy in managing the fund during the year. As always, we thank you for choosing to invest in Liberty-Stein Roe Institutional Floating Rate Income Fund.

     Sincerely,

/s/ Keith T. Banks

     Keith T. Banks
     President

AS ECONOMIC AND MARKET CONDITIONS CHANGE FREQUENTLY, THERE CAN BE NO ASSURANCE THAT THE TRENDS DESCRIBED IN THIS REPORT WILL CONTINUE OR COME TO PASS.

1
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

Performance Summary

Average annual total return, (%) Period Ended August 31, 2002
                                                              1-year             Life*
-------------------------------------------------------------------------------------
Liberty-Stein Roe Institutional
  Floating Rate Income Fund                                    -2.39             4.51
-------------------------------------------------------------------------------------
CSFB Leveraged Loan Index                                      -1.92             3.04
-------------------------------------------------------------------------------------


Average annual total return, (%) Period Ended June 30, 2002
                                                              1-year             Life*
-------------------------------------------------------------------------------------
Liberty-Stein Roe Institutional
  Floating Rate Income Fund                                     3.23             5.80
-------------------------------------------------------------------------------------
* The fund's inception date is 12/17/98. Index performance is from 12/31/98.



INVESTMENT COMPARISONS

Growth of a $10,000 Investment, December 17, 1998 through August 31, 2002
-------------------------------------------------------------------------

[mountain chart data]:


                         Liberty-Stein Roe
                     Institutional Floating                   CSFB Leveraged
                          Rate Income Fund:                      Loan Index*:

12/18/98                          $10,000.0
                                   10,012.0                         $10,000.0
                                   10,079.1                          10,026.1
                                   10,167.8                           9,982.4
                                   10,253.2                          10,043.3
                                   10,330.1                          10,116.2
                                   10,407.6                          10,246.4
                                   10,483.5                          10,338.9
                                   10,554.8                          10,407.8
8/31/99                            10,596.0                          10,370.2
                                   10,667.0                          10,345.7
                                   10,721.4                          10,330.8
                                   10,775.0                          10,397.8
                                   10,854.7                          10,469.0
                                   10,937.2                          10,570.9
2/29/00                            11,025.8                          10,605.8
                                   11,064.4                          10,521.9
                                   11,134.1                          10,560.3
                                   11,231.0                          10,648.8
                                   11,315.2                          10,713.9
                                   11,417.0                          10,790.4
8/31/00                            11,499.2                          10,846.1
                                   11,565.9                          10,880.7
                                   11,623.8                          10,885.9
                                   11,657.5                          10,910.0
                                   11,706.4                          10,986.3
                                   11,800.1                          11,052.5
2/28/01                            11,834.3                          11,148.2
                                   11,791.7                          11,161.0
                                   11,680.9                          11,114.7
                                   11,798.8                          11,247.7
                                   11,822.4                          11,261.2
                                   11,950.1                          11,289.9
8/31/01                            12,064.8                          11,380.6
                                   11,945.4                          11,162.8
                                   11,749.5                          10,988.1
                                   11,849.4                          11,161.4
                                   11,960.8                          11,277.1
                                   12,124.6                          11,338.8
2/28/02                            12,022.8                          11,295.7
                                   12,174.3                          11,426.6
                                   12,319.1                          11,548.9
                                   12,368.4                          11,541.0
                                   12,203.9                          11,367.3
                                   11,896.4                          11,194.7
8/31/02                            11,775.0                          11,162.0


* Index performance is from 12/31/98

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions. The CSFB Leveraged Loan Index is an unmanaged index that tracks the performance of senior floating rate bank loans. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index. Securities in the fund may not match those in the index.

2
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Portfolio Managers' Report

   Fund
Commentary

PORTFOLIO MANAGERS' REPORT

     For the 12-month period that ended August 31, 2002, Liberty-Stein Roe Institutional Floating Rate Income Fund class S shares delivered a total return of negative 2.39%. That was lower than the return of the fund's benchmark, the CSFB Leveraged Loan Index, which was negative 1.92% for the period. The fund also underperformed its peers, as indicated by a 12-month return of negative 1.68% for the Lipper Loan Participation Funds Average.1

Pressure on key sectors hurt performance

     Corporate scandals and high default rates in the cable television and wireless telecommunications sectors hurt the fund's returns, especially in the second half of the 12-month reporting period. In general, the portfolio's relatively high weighting in the cable industry, which came under severe pressure during the year, brought performance down relative to our benchmark. The portfolio's investments in Charter Communications (0.9% of net assets) and in Adelphia subsidiaries, Century Cable Holdings LLC (1.8% of net assets) and Olympus Cable Holdings (0.6% of net assets) were a drag on performance. Although Adelphia's stock has lost most of its value, we held onto our loan positions and added to them as their prices declined because we believe that the companies' assets support the loans that are outstanding. Adelphia continues to make the interest payments on its loans. And as owners of senior secured debt, we have the benefit of the underlying operations, which is the real cash-producing entity inside the company.

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[text inset]:

Investment Objective:

Liberty-Stein Roe Institutional Floating Rate Income Fund seeks high current income consistent with preservation of capital by investing primarily in adjustable rate senior secured loans made to corporations, partnerships and other borrowers that operate in various industries and geographic regions (including domestic and foreign entities).

Fund Inception:
December 17, 1998

Net Assets (as of 8/31/02):
$100.9 million
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--------------------------------------------------------------------------------
[text inset]:

TOP 5 SECTORS as of 8/31/02
---------------------------
                                             %
                                            ---
Diversified manufacturing                   6.0
Wireless telecommunications                 5.8
Healthcare services                         4.0
Cable television                            4.0
Auto parts                                  3.8

Sector breakdowns are calculated as a percentage of net assets. Since the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain this breakdown in the future.

--------------------------------------------------------------------------------



Opportunistic strategy targets undervalued industries

     In fact, the volatility that has beset the telecommunications sector, in general, has given us reason to become more opportunistic in our strategy. In that vein, we increased our exposure to wireless communications and cable during the period because we believe both industries offer value. In addition, we believe that our investments in wireless providers, such as Nextel Finance (0.9% of net assets), and cable companies, such as Charter Communications, have the potential to benefit from further consolidation within both industries. We expect the trend toward consolidation to be aided by the outcome of the Federal Communications Commission's current review of

1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

rules that govern concentration in radio and cable industries and by a recent decision to eliminate certain types of licenses in the wireless industry, which could spark a new wave of consolidation among larger carriers.

     We also established a position in Tyco, the multinational conglomerate that is being investigated for fraudulent management practices. We bought the loans after their prices came down and they were essentially flat performers during the period.

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[text inset]:

PORTFOLIO QUALITY BREAKDOWN

(dollar-weighted)
-----------------
                                (%) as of
                                 8/31/02
                               ----------
              Baa2                    0.2
              Baa1                    0.8
              Ba2                     8.2
              Ba3                    23.4
              B1                     20.4
              B2                     10.0
              B3                      7.7
              Caa1                    3.6
              Caa2                    3.3
              Non-rated               5.3
              Withdrawn               0.9
              Other                  16.2

Quality breakdowns are calculated as a percentage of total investments. Since the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain these quality breakdowns in the future. Source:
Moody's Credit Rating
--------------------------------------------------------------------------------



Looking ahead

     Pressure on the syndicated loan market is likely to continue as long as corporate bond default rates remain high and the economy struggles to gain solid footing. However, if interest rates have bottomed and default rates have peaked, which we believe they have, there are reasons to be optimistic that the loan environment has the potential to turn around. We believe that the fund is well positioned for such a recovery because we have taken a long-term view on opportunities offered by undervalued loans in undervalued industries.

/s/ Brian Good             /s/ Jim Fellows

    Brian Good                 Jim Fellows

Brian Good and Jim Fellows, senior vice presidents of Stein Roe & Farnham Incorporated, have been portfolio managers of the Liberty-Stein Roe Institutional Floating Rate Income Fund since its inception.

Just like any other investment, floating rate loan investments present financial risks. Defaults of the loans in the portfolio could reduce the fund's net asset value and its distributions, as could nonpayment of scheduled interest and principal. Prepayment of principal by a borrower could mean that the fund managers have to replace the loan with a lower- yielding security, which could affect the valuation of the portfolio's holdings.

The fund may invest a high percentage of assets in a limited number of loans, so the default of any individual holding can have a greater impact on the fund's NAV than could a default in a more diversified portfolio.

Unlike floating rate loans, some fixed-income investments may be covered by FDIC insurance or other guarantees relating to timely payment of principal and interest. Some may also provide tax benefits.

The fund is a continuously offered, closed-end management investment company and provides limited liquidity through a quarterly tender offer for between 5% and 25% of outstanding shares. Each quarter, the fund's trustees must approve the actual tender amount. Please read the prospectus carefully for more details.

Holdings are disclosed as of August 31, 2002 and are subject to change.

4
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

Stein Roe Floating Rate Limited Liability Company

Investment Portfolio
August 31, 2002

Variable Rate Senior Loan

Interests (a) - 83.8%                                                                      PAR                   VALUE
--------------------
AEROSPACE/DEFENSE - 2.5%
   DeCrane Aircraft Holdings, Inc.,
     Term Loan B, 09/30/05.............................................            $ 2,897,432             $ 2,855,506
   DRS Technologies,
     Term Loan, 09/30/08...............................................              1,985,000               2,000,645
   Titan Corp.,
     Term Loan B, 06/30/09.............................................              2,000,000               2,009,391
   Vought Aircraft Industries, Inc.:
     Term Loan A, 06/30/06.............................................                572,464                 559,781
     Term Loan B, 06/30/07.............................................              2,645,356               2,600,480
     Term Loan C, 06/30/08.............................................              2,196,298               2,159,281
     Term Loan X, 12/31/06.............................................              1,075,000               1,057,531
                                                                                                        --------------
                                                                                                            13,242,615
                                                                                                        --------------

APPAREL - 0.5%
   The William Carter Co.,
     Term Loan B, 09/30/08.............................................              2,481,250               2,515,988
                                                                                                        --------------

AUTO PARTS - 3.8%
   1424666 Ontario Ltd.,
     Term Loan B, 08/10/07.............................................              6,860,228               6,705,840
   Aftermarket Technology Corp.:
     Term Loan B1, 02/08/08............................................                420,000                 421,002
     Term Loan B2, 02/08/08............................................                577,500                 579,030
   Federal-Mogul Corp.:
     Term Loan B, 02/24/05.............................................              1,960,000               1,150,683
     Term Loan C, 02/24/04.............................................                485,000                 478,979
   J.L. French Automotive Castings, Inc.,
     Term Loan B, 10/21/06.............................................              1,494,537               1,274,538
   Key Plastics LLC: (b)
     Jr. Sec. Sub Notes, 04/30/07......................................                 42,956                  42,956
     Sr. Sec. Sub Notes, 04/30/07......................................                101,433                 101,433
   Meridian Automotive Systems, Inc.,
     Term Loan B, 03/31/07.............................................              3,916,554               3,256,756
   Metaldyne Co., LLC,
     Term Loan D, 12/31/09.............................................              3,750,000               3,678,410
   Venture Holdings Co., LLC,
     Term Loan B, 04/01/05.............................................              3,345,117               2,485,980
                                                                                                        --------------
                                                                                                            20,175,607
                                                                                                        --------------

BROADCASTING - 3.2%
   Comcorp/WhiteKnight,
     Term Loan A2, 03/31/03............................................              2,000,713               1,640,578
   Emmis Communications Corp.,
     Term Loan A, 02/28/09.............................................              2,055,811               2,051,569
   Gray Communications Systems, Inc.,
     Term Loan, 09/30/09...............................................              6,000,000               6,015,310



See notes to investment portfolio.



5


                                                                                           PAR                   VALUE
BROADCASTING - (CONT)
   Hughes Electronics Corp.,
     Term Loan A, 12/05/02.............................................             $  660,000              $  657,684
   Quorum Broadcasting Co., Inc.,
     Term Loan B, 09/30/07.............................................              2,046,555               1,657,804
   UPC Financing Partnership,
     Term Loan C2, 03/31/09............................................              7,000,000               5,020,426
                                                                                                        --------------
                                                                                                            17,043,371
                                                                                                        --------------

BUILDING PRODUCTS - 0.8%
   Tapco International Corp.:
     Term Loan B, 06/23/07.............................................              2,542,262               2,529,869
     Term Loan C, 06/23/08.............................................              1,773,761               1,765,175
                                                                                                        --------------
                                                                                                             4,295,044
                                                                                                        --------------

BUSINESS SERVICES - 1.4%
   NATG Holdings, LLC: (b)
     Term Loan B, 12/15/06.............................................              3,855,304               1,729,279
     Term Loan C, 12/15/07.............................................              3,940,000               1,772,242
   Relizon Co.,
     Term Loan B, 12/31/07.............................................              1,969,620               1,955,872
   Transaction Network Services, Inc.,
     Term Loan B, 04/03/07.............................................              2,145,309               2,145,786
                                                                                                        --------------
                                                                                                             7,603,179
                                                                                                        --------------

CABLE TELEVISION - 4.0%
   Cablevision Systems Corp.,
     Revolver, 06/30/06................................................              1,375,833               1,214,709
   Century Cable Holdings, LLC:
     Discretionary Term, 12/31/09......................................              5,500,000               3,870,744
     Term Loan, 06/30/09...............................................              8,000,000               5,633,724
   Charter Communications Operating, LLC,
     Term Loan B, 03/18/08.............................................              5,486,250               4,738,427
   Olympus Cable Holdings, LLC:
     Term Loan A, 06/30/10.............................................              2,000,000               1,605,714
     Term Loan B, 09/30/10.............................................              2,000,000               1,604,546
   RCN Corp.,
     Term Loan B, 06/03/07.............................................              4,500,000               2,800,609
                                                                                                        --------------
                                                                                                            21,468,473
                                                                                                        --------------

CASINOS/GAMBLING - 1.9%
   Aladdin Gaming, LLC: (c)
     Term Loan A, 02/25/05.............................................              6,000,000               4,950,000
     Term Loan B, 08/26/06.............................................              1,250,000               1,037,500
   Alliance Gaming Corp.,
     Term Loan, 12/31/06...............................................              3,491,250               3,521,886
   Ameristar Casinos, Inc.,
     Term Loan B, 12/20/06.............................................                883,275                 888,698
                                                                                                        --------------
                                                                                                            10,398,084
                                                                                                        --------------



See notes to investment portfolio.

6


                                                                                           PAR                   VALUE
CHEMICALS - 2.0%
   Huntsman Corp.:
     Term Loan B, 06/30/04.............................................            $ 3,010,539             $ 2,643,694
     Term Loan C, 12/31/05.............................................              3,489,461               3,069,055
   Huntsman International, LLC:
     Term Loan B, 06/30/07.............................................                375,300                 376,029
     Term Loan C, 06/30/08.............................................              1,006,030               1,007,914
   Lyondell Chemical Co.,
     Term Loan E, 05/17/06.............................................                374,402                 375,106
   Messer Griesheim Industries:
     Term Loan B, 04/27/09.............................................                877,032                 884,644
     Term Loan C, 04/27/10.............................................              1,622,968               1,637,007
   Noveon, Inc.:
     Revolver, 03/31/07 (g)............................................                     --                     979
     Term Loan A, 03/31/07.............................................                551,250                 548,051
                                                                                                        --------------
                                                                                                            10,542,479
                                                                                                        --------------

CONSUMER SERVICES - 0.9%
   Alderwoods Group, Inc.:
     Note 5 Year, 01/02/07.............................................                510,400                 510,356
     Note 7 Year, 01/02/09.............................................                880,114                 862,512
   Loewen Group, Inc., (c)
     Revolver, 06/18/02................................................                121,471                 121,471
   Stewart Enterprises, Inc.,
     Term Loan, 06/29/06...............................................              3,068,542               3,101,400
                                                                                                        --------------
                                                                                                             4,595,739
                                                                                                        --------------

CONSUMER SPECIALTIES - 2.0%
   American Greetings Corp.,
     Term Loan B, 06/15/06.............................................              2,969,676               3,019,737
   Church & Dwight Co., Inc.,
     Term Loan B, 09/30/07.............................................              1,000,000               1,008,754
   Johnson Diversey, Inc.,
     Term Loan B, 11/03/09.............................................              2,333,333               2,351,007
   Jostens, Inc.,
     Term Loan A, 05/31/06.............................................                632,345                 622,469
   Mary Kay Corp.,
     Term Loan B, 10/03/07.............................................              3,704,656               3,716,469
                                                                                                        --------------
                                                                                                            10,718,436
                                                                                                        --------------

CONTAINERS/PACKAGING - 1.2%
Riverwood International Corp.:
     Revolver, 12/31/06................................................                195,833                 197,541
     Term Loan B, 12/31/06.............................................              2,500,000               2,502,346
     Term Loan B2, 03/31/07............................................              3,500,000               3,500,170
   U.S. Can Co.,
     Term Loan B, 10/04/08.............................................                461,852                 437,761
                                                                                                        --------------
                                                                                                             6,637,818
                                                                                                        --------------



See notes to investment portfolio.

7


                                                                                           PAR                   VALUE
DIVERSIFIED COMMERCIAL SERVICES - 1.0%
   Enterprise Profit Solutions Corp., (b)(c)
     Term Loan A, 06/14/01.............................................             $  498,039                   $  --
   Outsourcing Solutions, Inc.,
     Term Loan B, 12/10/06.............................................              5,797,946               5,654,849
                                                                                                        --------------
                                                                                                             5,654,849
                                                                                                        --------------

DIVERSIFIED MANUFACTURING - 6.0%
   Enersys,
     Term Loan B, 11/09/08.............................................              4,949,968               4,961,865
   Flowserve Corp.,
     Term Loan C, 06/30/09.............................................              1,000,000               1,000,202
   Freedom Forge Corp., (b)
     Term Loan, 12/17/04...............................................                244,736                      --
   General Cable Corp.,
     Term Loan B, 05/25/07.............................................              1,652,205               1,336,214
   Gentek, Inc.,
     Term Loan C, 10/31/07.............................................              4,892,573               2,926,629
   Jason, Inc.,
     Term Loan B, 06/30/07.............................................              4,322,348               3,933,150
   Polymer Group, Inc.:
     Term Loan B, 12/20/05.............................................              2,975,410               2,735,253
     Term Loan C, 12/20/06.............................................              3,387,500               3,112,531
   Polypore, Inc.,
     Term Loan B, 12/31/06.............................................              1,875,205               1,867,945
   Superior Telecom, Inc.,
     Term Loan B, 11/27/05.............................................              2,493,253                 918,339
   Tyco International Group SA,
     Term Loan, 02/26/03...............................................             10,000,000               9,319,889
                                                                                                        --------------
                                                                                                            32,112,017
                                                                                                        --------------

ELECTRIC UTILITIES - 2.8%
   AES EDC Funding II, LLC,
     Term Loan, 10/06/03...............................................              5,000,000               3,550,916
   Calpine Corp.,
     Term Loan B, 03/08/04.............................................              4,000,000               3,490,876
   Michigan Electric Transmission Co.,
     Term Loan, 05/01/07...............................................              1,000,000               1,003,833
   Mission Energy Holding Co.:
     Term Loan A, 07/02/06.............................................              3,246,754               1,777,757
     Term Loan B, 07/02/06.............................................              9,253,246               5,066,608
                                                                                                        --------------
                                                                                                            14,889,990
                                                                                                        --------------

ELECTRONIC COMPONENTS - 1.3%
   IPC Acquisition Corp.,
     Term Loan, 12/31/06...............................................              2,193,750               2,222,775
   Viasystems, Inc.:
     Term Loan B, 03/31/07.............................................              3,190,167               2,413,946
     Term Loan B Chips, 03/31/07.......................................              3,233,278               2,446,511
                                                                                                        --------------
                                                                                                             7,083,232
                                                                                                        --------------



See notes to investment portfolio.

8


                                                                                           PAR                   VALUE

ENGINEERING & CONSTRUCTION - 1.9%
   URS Corp.,
     Term Loan B, 08/22/08.............................................            $ 3,000,000             $ 3,009,332
   Washington Group International,
     Revolver B, 07/23/04..............................................              7,500,000               7,354,996
                                                                                                        --------------
                                                                                                            10,364,328
                                                                                                        --------------

ENVIRONMENTAL SERVICES - 3.2%
   Allied Waste North America, Inc.:
     Term Loan A, 07/21/05.............................................                748,460                 729,862
     Term Loan B, 07/21/06.............................................              3,409,092               3,340,675
     Term Loan C, 07/21/07.............................................              4,090,908               4,009,405
   Environmental Systems Products
     Holdings, Inc.:
     Tranche 1, 12/31/04...............................................              3,778,181               3,485,395
     Tranche 2, 12/31/04...............................................                638,812                 483,111
   Synagro Technologies, Inc.,
     Term Loan, 05/07/08...............................................              5,000,000               5,017,283
                                                                                                        --------------
                                                                                                            17,065,731
                                                                                                        --------------

FARMING/AGRICULTURE - 1.2%
   Hines Nurseries, Inc.,
     Term Loan B, 02/28/05.............................................              2,283,993               2,276,841
   Quality Stores, Inc., (b)(c)
     Term Loan B, 04/30/06.............................................              1,605,977                  96,359
   United Industries Corp.,
     Term Loan B, 01/20/06.............................................              3,964,106               3,986,368
                                                                                                        --------------
                                                                                                             6,359,568
                                                                                                        --------------

FINANCE COMPANIES - 0.1%
   Finova Group, Inc.,
     Note, 11/15/09....................................................              2,250,000                 686,250
                                                                                                        --------------

FOOD CHAINS - 0.3%
   Carrols Corp.,
     Term Loan B, 12/31/07.............................................              1,432,937               1,429,145
                                                                                                        --------------

FOOD MANUFACTURING - 3.6%
   American Seafoods Group, LLC,
     Term Loan B, 03/31/09.............................................              3,478,125               3,498,686
   CP Kelco US, Inc.:
     Term Loan B, 03/31/08.............................................              1,357,406               1,222,715
     Term Loan C, 09/30/08.............................................                450,013                 405,361
   Del Monte Corp.,
     Term Loan, 03/31/08...............................................                524,555                 528,593
   International Multifoods Corp.,
     Term Loan B, 02/28/08.............................................              2,970,000               2,986,678
   Merisant Corp.,
     Term Loan B, 03/31/07.............................................              2,936,547               2,947,710
   Michael Foods, Inc.,
     Term Loan B, 04/10/08.............................................              1,136,929               1,143,947
   Otis Spunkmeyer, Inc.,
     Term Loan B, 01/21/09.............................................              3,000,000               2,947,500



See notes to investment portfolio.

9


                                                                                           PAR                   VALUE

FOOD MANUFACTURING - (CONT)
   Pinnacle Foods Holding Corp.,
     Term Loan, 05/22/08...............................................             $  500,000              $  503,045
   Southern Wine & Spirits of America, Inc.,
     Term Loan B, 07/02/08.............................................              3,000,000               3,006,531
                                                                                                        --------------
                                                                                                            19,190,766
                                                                                                        --------------

HEALTHCARE SERVICES - 4.0%
   Alliance Imaging, Inc.,
     Term Loan A, 11/02/06.............................................              2,977,099               2,907,438
   Concentra Operating Corp.:
     Term Loan B, 06/30/06.............................................              3,252,930               3,262,800
     Term Loan C, 06/30/07.............................................              1,626,465               1,630,587
   Davita, Inc.,
     Term Loan B, 03/31/09.............................................              3,981,529               4,000,211
   Insight Health Services Corp.:
     Delayed Draw
     Term Loan, 10/17/08 (g)...........................................                     --                   8,589
     Term Loan B, 10/17/08.............................................              3,970,000               4,002,232
   Pacificare Health Systems, Inc.,
     Term Loan A, 01/03/05.............................................              2,667,198               2,669,281
   Team Health Inc.,
     Term Loan B, 10/31/08.............................................              3,000,000               3,009,137
                                                                                                        --------------
                                                                                                            21,490,275
                                                                                                        --------------

HOME FURNISHINGS - 0.1%
   Simmons Co.,
     Term Loan B, 10/29/05.............................................                309,367                 309,927
                                                                                                        --------------

HOSPITAL MANAGEMENT - 1.0%
   Community Health Systems, Inc.,
     Term Loan B, 07/16/10.............................................              2,000,000               2,006,527
   Iasis Healthcare Corp.,
     Term Loan B, 09/30/06.............................................              3,410,769               3,412,638
                                                                                                        --------------
                                                                                                             5,419,165
                                                                                                        --------------

HOTELS/RESORT - 1.4%
   Extended Stay America, Inc.,
     Term Loan B, 01/15/08.............................................              2,386,449               2,394,430
   Wyndham International, Inc.,
     Term Loan, 06/30/06...............................................              5,871,617               4,863,645
                                                                                                        --------------
                                                                                                             7,258,075

                                                                                                        --------------

INSURANCE BROKER/SERVICE - 0.8%
   Conseco, Inc.,
     Term Loan, 09/30/03...............................................              5,476,096               3,326,931
   Hilb, Rogal & Hamilton Co.,
     Term Loan B, 06/30/07.............................................              1,000,000               1,003,714
                                                                                                        --------------
                                                                                                             4,330,645
                                                                                                        --------------


See notes to investment portfolio.

10


                                                                                           PAR                   VALUE

MEDIA CONGLOMERATES - 0.1%
   Bridge Information Systems: (c)
     Multidraw Term Loan, 07/07/03.....................................             $  560,789              $   89,726
     Revolver, 07/07/03................................................                360,689                  57,710
     Term Loan A, 07/07/03.............................................              1,175,492                 188,079
     Term Loan B, 05/29/05.............................................              3,336,016                 533,762
                                                                                                        --------------
                                                                                                               869,277
                                                                                                        --------------

METAL FABRICATIONS - 0.4%
   Mueller Group, Inc.,
     Term Loan, 05/31/08...............................................              2,000,000               2,002,535
                                                                                                        --------------

METALS/MINING - 1.4%
   Copperweld Corp.,
     Term Loan A, 05/16/03.............................................              2,154,167               1,744,855
   LTV Corp.,
     DIP Revolver, 06/30/02............................................                100,739                 100,235
   Steel Dynamics, Inc.,
     Term Loan B, 03/26/08.............................................              2,166,667               2,172,953
   Stillwater Mining Co.,
     Term Loan B, 12/31/07.............................................              3,865,976               3,770,615
                                                                                                        --------------
                                                                                                             7,788,658
                                                                                                        --------------

MOVIES/ENTERTAINMENT - 3.2%
   AMF Bowling Worldwide, Inc.,
     Term Loan, 02/28/08...............................................              4,965,517               4,975,290
   Carmike Cinemas, Inc.,
     Term Loan, 01/15/07...............................................              3,807,688               3,789,569
   Loews Cineplex Entertainment Corp.,
     Term Loan, 02/29/08...............................................              5,847,818               5,774,997
   Metro-Goldwyn-Mayer Studios, Inc.,
     Term Loan B, 06/30/08.............................................              2,500,000               2,501,657
                                                                                                        --------------
                                                                                                            17,041,513
                                                                                                        --------------

OIL REFINING/MARKETING - 1.2%
   Premcor Refining Group,
     Tranche 1, 08/23/03...............................................              2,000,000               1,988,013
   Tesoro Petroleum Corp.,
     Term Loan B, 12/31/07.............................................              4,977,024               4,556,799
                                                                                                        --------------
                                                                                                             6,544,812
                                                                                                        --------------

PAPER - 1.1%
   Appleton Papers, Inc.,
     Term Loan C, 11/08/06.............................................              2,165,933               2,175,427
   Bear Island Paper Co.,
     Term Loan, 12/31/05...............................................                271,038                 264,290
   Grant Forest Products, Inc.,
     Term Loan B, 10/12/08.............................................              1,816,479               1,821,356
   Port Townsend Paper Corp.,
     Term Loan B, 03/16/07.............................................              1,975,000               1,931,654
                                                                                                        --------------
                                                                                                             6,192,727
                                                                                                        --------------



See notes to investment portfolio.

11


                                                                                           PAR                   VALUE

PHARMACEUTICAL - 1.5%
   Alpharma Operating Corp.,
     Term Loan B, 10/05/08.............................................            $ 4,145,106             $ 3,837,804
   Medpointe, Inc.,
     Term Loan B, 09/30/08.............................................              3,970,000               3,997,461
                                                                                                        --------------
                                                                                                             7,835,265
                                                                                                        --------------

PRINTING/PUBLISHING - 2.1%
   Canwest Media, Inc.:
     Term Loan B2, 05/15/08............................................              1,811,122               1,819,367
     Term Loan C2, 05/15/09............................................              1,131,504               1,136,654
   DIMAC Holdings: (c)
     Term Loan A, 12/31/05.............................................                246,193                  27,081
     Term Loan B, 09/30/02.............................................                 72,581                  62,057
   DIMAC Marketing Partners, Inc.: (c)
     Revolver, 07/01/03................................................                 27,443                   2,972
     Term Loan B, 01/01/05.............................................                194,455                  21,536
   Muzak, LLC,
     Term Loan B, 12/31/06.............................................              2,449,950               2,343,792
   Weekly Reader Corp.,
     Term Loan B, 11/17/06.............................................              5,857,047               5,848,185
                                                                                                        --------------
                                                                                                            11,261,644
                                                                                                        --------------

RAIL/SHIPPING - 2.4%
   American Commercial Lines:
     Term Loan B, 06/30/06.............................................              1,968,878               1,813,066
     Term Loan C, 06/30/07.............................................              2,551,622               2,349,693
   Dakota Minnesota Eastern Rail Corp.,
     Term Loan, 07/25/07...............................................              2,000,000               2,010,639
   Helm Financial Corp.,
     Term Loan B, 10/18/06.............................................              5,522,656               5,013,182
   RailAmerica Transportation Corp.:
     AUD Term Loan, 05/23/09...........................................                280,000                 280,913
     CDN Term Loan, 05/23/09...........................................                233,333                 234,094
     US$ Term Loan, 05/23/09...........................................              1,236,667               1,240,699
                                                                                                        --------------
                                                                                                            12,942,286
                                                                                                        --------------

REAL ESTATE INVESTMENT TRUST - 2.1%
   Aimco Properties, LP,
     Term Loan, 03/11/04...............................................              1,010,394               1,017,313
   Corrections Corp. of America,
     Term Loan B, 03/31/08.............................................              4,987,500               5,003,814
   Macerich Partnership, LP,
     Term Loan, 07/26/05...............................................              5,500,000               5,499,589
                                                                                                        --------------
                                                                                                            11,520,716
                                                                                                        --------------

RENTAL/LEASING COMPANIES - 0.2%
   NationsRent, Inc.:
     Revolver, 07/20/04................................................                474,300                 123,312
     Term Loan B, 07/20/06.............................................              3,508,114                 806,819
                                                                                                        --------------
                                                                                                               930,131
                                                                                                        --------------



See notes to investment portfolio.

12


                                                                                           PAR                   VALUE

RETAIL STORES - 0.4%
   CH Operating LLC,
     Term Loan, 06/30/07...............................................            $ 2,379,310             $ 2,356,152
                                                                                                        --------------

SEMICONDUCTORS - 0.3%
   Semiconductor Components Industries, LLC:
     Term Loan B, 08/04/06.............................................                322,350                 290,671
     Term Loan C, 08/04/07.............................................                347,146                 313,030
     Term Loan D, 08/04/07.............................................                870,344                 781,674
                                                                                                        --------------
                                                                                                             1,385,375

                                                                                                        --------------

STEEL/IRON ORE - 1.9%
   Ispat Inland, LP:
     Term Loan B, 07/16/05.............................................              3,926,577               2,757,229
     Term Loan C, 07/16/06.............................................              3,926,577               2,757,229
   UCAR Finance, Inc.,
     Term Loan B, 12/31/07.............................................              4,443,135               4,453,639
                                                                                                        --------------
                                                                                                             9,968,097
                                                                                                        --------------

TELECOMMUNICATIONS INFRASTRUCTURE EQUIPMENT - 1.1%
   Global Crossing Holdings, Inc., (c)
     Term Loan B, 06/30/06.............................................              2,242,727                 344,166
   Spectrasite Communications, Inc.,
     Term Loan B, 12/31/07.............................................              6,500,000               5,385,755
                                                                                                        --------------
                                                                                                             5,729,921
                                                                                                        --------------

TELECOMMUNICATIONS SERVICES - 2.3%
   GT Group Telecom Services Corp., (b)(c)
     Vendor Term Loan, 06/30/08........................................              5,000,000               2,500,000
   ICG Communications, Inc.,
     Term Loan B, 03/31/06.............................................                479,809                 458,218
   KMC Telecom, Inc.:
     Term Loan, 07/01/07...............................................              1,987,977               1,143,204
     13.5% Sr. Disc. Notes, 05/15/09...................................                 44,000                     440
     12.5% Sr. Disc. Notes, 02/15/08...................................                168,000                   1,530
   Time Warner Telecom,
     Term Loan B, 03/31/08.............................................              3,500,000               2,818,787
   TSI Telecommunication Services, Inc.,
     Term Loan B, 12/31/06.............................................              1,000,000                 950,915
   Valor Telecommunications Enterprises, LLC,
     Term Loan B, 06/30/08.............................................              4,912,500               4,704,198
                                                                                                        --------------
                                                                                                            12,577,292
                                                                                                        --------------

TEXTILES - 0.7%
   Springs Industries, Inc.,
     Term Loan B, 09/05/08.............................................              2,498,510               2,499,440
   St. John's Knits,
     Term Loan B, 07/31/07.............................................              1,040,479               1,040,056
                                                                                                        --------------
                                                                                                             3,539,496
                                                                                                        --------------



See notes to investment portfolio.

13


                                                                                           PAR                   VALUE

TRANSPORTATION - 2.7%
   Evergreen International Aviation, Inc.:
     Term Loan B1, 05/07/03............................................             $  887,964              $  830,287
     Term Loan B2, 05/07/04............................................              3,598,135               3,363,458
   Motor Coach Industries, Inc.,
     Term Loan, 06/16/06...............................................              5,181,438               4,533,908
   Transportation Technology,
     Term Loan B, 03/31/07.............................................              6,475,701               5,882,564
                                                                                                        --------------
                                                                                                            14,610,217
                                                                                                        --------------

WIRELESS TELECOMMUNICATION - 5.8%
   American Cellular Corp.:
     Term Loan B, 03/31/08.............................................                583,630                 401,120
     Term Loan C, 03/31/09.............................................                666,370                 457,986
   Centennial Cellular Operating Co., LLC,
     Term Loan A, 11/30/06.............................................              2,775,000               1,865,196
   Centennial Puerto Rico Operations Corp.:
     Term Loan B, 05/31/07.............................................              1,748,388               1,184,383
     Term Loan C, 11/30/07.............................................              1,205,605                 818,692
   Cricket Communications, Inc.,
     Vendor Term Loan, 06/30/08........................................             10,000,000               2,193,077
   Microcell Connexions, Inc.,
     Term Loan F, 02/22/07.............................................              3,000,000                 967,478
   Nextel Finance Co.:
     Term Loan B, 06/30/08.............................................              2,000,000               1,750,415
     Term Loan C, 12/31/08.............................................              2,000,000               1,750,415
     Term Loan D, 03/31/09.............................................              1,500,000               1,271,062
   Nextel Partners, Inc.,
     Term Loan B, 01/29/08.............................................              6,000,000               5,175,277
   Rural Cellular Corp.:
     Term Loan B, 10/03/08.............................................              2,663,316               2,132,339
     Term Loan C, 04/03/09.............................................              2,663,316               2,132,339
   Sygnet Wireless, Inc.:
     Term Loan B, 03/23/07.............................................                832,496                 732,637
     Term Loan C, 12/23/07.............................................              3,815,962               3,358,398
   Ubiquitel Operating Co.:
     Term Loan A, 09/30/07.............................................              1,000,000                 740,589
     Term Loan B, 11/17/08.............................................              4,500,000               3,097,837
   Western Wireless Corp.,
     Term Loan A, 03/31/08.............................................              2,000,000               1,212,601
                                                                                                        --------------
                                                                                                            31,241,841
                                                                                                        --------------

TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
   (cost of $504,564,882)..............................................                                    449,218,751
                                                                                                        --------------

Common Stocks (d) - 1.9%                                                                SHARES
-----------------------
CONSUMER SERVICES - 0.1%
   Alderwoods Group, Inc...............................................                 97,955                 627,891
                                                                                                        --------------

ENGINEERING & CONSTRUCTION - 1.2%
   Washington Group International, Inc.................................                442,949               6,201,286
                                                                                                        --------------




See notes to investment portfolio.

14


                                                                                           PAR                   VALUE

ENVIRONMENTAL SERVICES - 0.0%
   Environmental Systems Products Holdings ............................                  3,445                  $   --
                                                                                                        --------------

HEALTHCARE SERVICES - 0.2%
Sun Healthcare Group ..................................................                182,213               1,330,155
                                                                                                        --------------

MOVIES/ENTERTAINMENT - 0.4%
   AMF Bowling Worldwide, Inc. ........................................                 19,918                 547,745
   United Artists Theatre Co...........................................                113,730               1,592,225
                                                                                                        --------------
                                                                                                             2,139,970
                                                                                                        --------------

TOTAL COMMON STOCKS
   (cost of $7,527,760)................................................                                     10,299,302
                                                                                                        --------------

Preferred Stocks (b)(d) - 0.0%
------------------------------
ENVIRONMENTAL SERVICES - 0.0%
   Dimac Inc. (e)......................................................                    483                      --
   Environmental Systems...............................................                    602                   7,223
   Key Plastics (e)....................................................                     13                      --
                                                                                                        --------------

TOTAL PREFERRED STOCKS
   (cost of $697,302)..................................................                                          7,223
                                                                                                        --------------

Warrants (b)(d) - 0.0%                                                                   UNITS
----------------------
   Dimac Holdings, expires 4/4/25......................................                    483                      --
   KAC Mezzanine Holdings, Co.: (Key Plastics)
     Class A, expires 4/26/11..........................................                      8                      --
     Class B, expires 4/26/11..........................................                      7                      --
                                                                                                                     --
                                                                                                        --------------

TOTAL WARRANTS
   (cost of $0)........................................................                                             --
                                                                                                        --------------



See notes to investment portfolio.

15


Short-Term Obligations - 13.5%                                                             PAR                   VALUE
------------------------------
   COMMERCIAL PAPER - 13.5%
   7-Eleven,
     1.870%, 09/03/02..................................................            $ 7,500,000             $ 7,499,221
   Corporate Asset Funding,
     1.880%, 09/03/02..................................................             35,000,000              34,996,345
   UBS Financial,
     1.800%, 09/03/02..................................................             10,000,000               9,999,000
   Walmart Stores,
     1.750%, 09/04/02..................................................             20,000,000              19,997,083
                                                                                                        --------------

TOTAL SHORT TERM OBLIGATIONS
   (cost of $72,491,649)...............................................                                     72,491,649
                                                                                                        --------------

TOTAL INVESTMENTS - 99.2%
   (cost of $585,281,593)(f)...........................................                                    532,016,925
                                                                                                        --------------
OTHER ASSETS & LIABILITIES, NET - 0.8%.................................                                      4,470,737
                                                                                                        --------------
NET ASSETS - 100.0%....................................................                                   $536,487,662
                                                                                                        --------------


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Senior Loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (`LIBOR') and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(b) Represents fair value as determined in good faith under procedures approved by the Trustees.

(c) This issuer is in default of certain debt covenants. Income is not being accrued.

(d)  Non-income producing.

(e) Shares were received as part of a settlement due to the default status of a loan. There is no market value for these shares at this time.

(f) Cost for generally accepted accounting principles is $585,281,593. Cost for federal income tax purposes is $585,534,553. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections and deferral of losses from wash sales on fixed income securities.

(g)  Unfunded commitment, see Note 8.

               Acronym                             Name
               -------                            ------
                 DIP                       Debtor in Possession


See notes to financial statements.


Stein Roe Floating Rate Limited Liability Company

Statement of Assets
and Liabilities
August 31, 2002

ASSETS:
Investments, at cost..........................................................................            $585,281,593
                                                                                                          ------------
Investments, at value.........................................................................            $532,016,925
Cash..........................................................................................               2,320,305
Receivable for:
   Investments sold...........................................................................                 138,090
   Interest and fees..........................................................................               2,923,697
Deferred Trustees' compensation plan..........................................................                     324
Other assets..................................................................................                  11,250
                                                                                                          ------------
   Total Assets...............................................................................             537,410,591
                                                                                                          ------------
LIABILITIES:
Deferred facility fees........................................................................                 524,779
Payable for:
   Investments purchased......................................................................                 159,716
   Management fee.............................................................................                 198,642
   Transfer agent fee.........................................................................                     500
   Custody fee................................................................................                   3,374
   Trustees' fee..............................................................................                     137
Other liabilities.............................................................................                  35,457
Deferred Trustees' fee........................................................................                     324
                                                                                                          ------------
   Total Liabilities..........................................................................                 922,929
                                                                                                          ------------
Net Assets....................................................................................            $536,487,662
                                                                                                        ==============



See notes to financial statements.

17


Statement of Operations
-----------------------
For the Year Ended August 31, 2002

INVESTMENT INCOME:
Interest......................................................................................           $  40,121,765
Facility and other fees.......................................................................               1,318,112
                                                                                                          ------------
   Total Investment Income....................................................................              41,439,877

EXPENSES:
Management fee................................................................................               2,666,322
Transfer agent fee............................................................................                   6,000
Trustees' fee.................................................................................                   5,538
Custody fee...................................................................................                  24,365
Pricing and bookkeeping fees..................................................................                 325,675
Other expenses................................................................................                 246,733
                                                                                                          ------------
   Total Operating Expenses...................................................................               3,274,633
Custodian earnings credit.....................................................................                  (4,799)
                                                                                                          ------------
   Net Operating Expenses.....................................................................               3,269,834
Interest expense..............................................................................                 154,049
                                                                                                          ------------
   Net Expenses...............................................................................               3,423,883
                                                                                                          ------------
Net Investment Income ........................................................................              38,015,994
                                                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS:
Net realized loss on investments..............................................................             (12,166,254)
Net change in unrealized appreciation/depreciation on investments.............................             (37,403,502)
                                                                                                          ------------
   Net Loss...................................................................................             (49,569,756)
                                                                                                          ------------
Net Decrease in Net Assets from Operations....................................................            $(11,553,762)
                                                                                                          ============



See notes to financial statements.

18


Statement of Changes
in Net Assets
                                                                                    YEAR ENDED              YEAR ENDED
                                                                                    AUGUST 31,              AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS:                                                        2002                    2001
                                                                                  ------------            ------------
OPERATIONS:
Net investment income .................................................           $ 38,015,994            $ 58,251,242
Net realized loss on investments.......................................            (12,166,254)            (10,920,726)
Net change in unrealized appreciation/depreciation on investments......            (37,403,502)            (14,498,371)
                                                                                --------------          --------------
   Net Increase (Decrease) from Operations.............................            (11,553,762)             32,832,145
                                                                                --------------          --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
   Contributions ......................................................             80,963,660             373,685,346
   Withdrawals.........................................................           (200,374,089)           (246,730,943)
                                                                                --------------          --------------
     Net Increase (Decrease) from Transactions in
      Investors' Beneficial Interest...................................           (119,410,429)            126,954,403
                                                                                --------------          --------------
Total Increase (Decrease) in Net Assets................................           (130,964,191)            159,786,548
NET ASSETS:
Beginning of period....................................................            667,451,853             507,665,305
                                                                                --------------          --------------
End of period..........................................................           $536,487,662            $667,451,853
                                                                                ==============          ==============


See notes to financial statements.

19


Statement of Cash Flows
-----------------------
For the Year Ended August 31, 2002

INCREASE (DECREASE) IN CASH
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Investment Income.........................................................................           $  38,015,994
Adjustments to reconcile net investment income to net cash provided by operating activities:
Purchase of investment securities.............................................................            (382,287,473)
Proceeds from disposition of investment securities............................................             511,316,629
Purchase of short-term portfolio investments, net.............................................             (47,997,832)
Decrease in interest and fees receivable......................................................               1,400,337
Increase in receivable for investments sold...................................................                (117,199)
Decrease in other assets......................................................................                  70,160
Decrease in deferred facility fees............................................................                (588,223)
Decrease in payable for accrued expenses......................................................                 (40,315)
Net amortization of premium (discount)........................................................                (629,166)
Increase in payable for investments purchased.................................................                 158,912
Increase in other liabilities.................................................................                  22,461
                                                                                                         -------------
Net cash provided by operating activities.....................................................             119,324,285

CASH FLOWS USED FOR FINANCING ACTIVITIES:
Proceeds from capital contributions...........................................................              80,963,660
Payment of capital withdrawals................................................................            (200,374,089)
                                                                                                         -------------
Net cash used for financing activities........................................................            (119,410,429)
                                                                                                         -------------
Net decrease in cash..........................................................................                 (86,144)

CASH:
Beginning of year.............................................................................               2,406,449
                                                                                                         -------------
End of year...................................................................................            $  2,320,305
                                                                                                         =============




See notes to financial statements.

20


Liberty-Stein Roe Institutional Floating Rate Income Fund

Statement of Assets
and Liabilities
August 31, 2002

ASSETS:
Investment in Portfolio, at cost..............................................................            $112,205,101
                                                                                                          ------------
Investment in Portfolio, at value.............................................................            $101,535,234
Receivable for:
   Expense reimbursement due from Advisor.....................................................                   9,292
Deferred Trustees' compensation plan..........................................................                     734
                                                                                                         -------------
     Total Assets.............................................................................             101,545,260
                                                                                                         -------------
LIABILITIES:
Payable for:
   Distributions.............................................................................                  571,633
   Administration fee.........................................................................                  17,012
   Transfer agent fee........................................................................                    8,613
   Bookkeeping fee...........................................................................                    3,570
   Trustees' fee..............................................................................                     187
   Custody fee................................................................................                     200
Deferred Trustees' fee........................................................................                     734
Other liabilities............................................................................                   31,742
                                                                                                         -------------
   Total Liabilities..........................................................................                 633,691
                                                                                                         -------------
Net Assets....................................................................................            $100,911,569
                                                                                                         =============
COMPOSITION OF NET ASSETS:
Paid-in capital...............................................................................            $117,842,347
Overdistributed net investment income.........................................................                 (12,056)
Accumulated net realized loss allocated from Portfolio........................................              (6,248,855)
Net unrealized depreciation on investments allocated from Portfolio...........................             (10,669,867)
                                                                                                         -------------
Net Assets....................................................................................            $100,911,569
                                                                                                         =============
Shares outstanding (unlimited number authorized)..............................................              11,448,170
                                                                                                         -------------
Net asset value per share.....................................................................            $       8.81
                                                                                                         =============




See notes to financial statements.

21


Statement of Operations
-----------------------
For the Year Ended August 31, 2002

INVESTMENT INCOME:
Interest and fees allocated from Portfolio....................................................             $ 7,968,146
EXPENSES:
Expenses allocated from Portfolio.............................................................                 627,070
Administration fee............................................................................                 226,772
Bookkeeping fee...............................................................................                  45,391
Transfer agent fee............................................................................                  91,269
Trustees' fee.................................................................................                   8,911
Custody fee...................................................................................                   1,300
Other expenses................................................................................                  85,764
                                                                                                          ------------
   Total Operating Expenses...................................................................               1,086,477
Fees and expenses waived or reimbursed by Advisor.............................................                (240,191)
                                                                                                          ------------
   Net Operating Expenses.....................................................................                 846,286
Interest expense allocated from Portfolio.....................................................                  30,070
                                                                                                          ------------
   Net Expenses...............................................................................                 876,356
                                                                                                          ------------
   Net Investment Income......................................................................               7,091,790
                                                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS ALLOCATED FROM PORTFOLIO:
Net realized loss on investments allocated from Portfolio.....................................              (3,258,621)
Net change in unrealized appreciation/depreciation
   on investments allocated from Portfolio....................................................              (6,519,650)
                                                                                                          ------------
   Net Loss...................................................................................              (9,778,271)
                                                                                                          ------------
Net Decrease in Net Assets from Operations....................................................             $(2,686,481)
                                                                                                          ============



See notes to financial statements.

22


Statement of Changes
in Net Assets

                                                                                    YEAR ENDED              YEAR ENDED
                                                                                    AUGUST 31,              AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS:                                                        2002                    2001
                                                                                 -------------           -------------
OPERATIONS:
Net investment income..................................................            $ 7,091,790            $ 14,074,961
Net realized loss on investments allocated from Portfolio..............             (3,258,621)             (3,002,731)
Net change in unrealized appreciation/depreciation
   on investments allocated from Portfolio.............................             (6,519,650)             (3,189,244)
                                                                                 -------------           -------------
Net Increase (Decrease) from Operations................................             (2,686,481)              7,882,986
                                                                                 -------------           -------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income.............................................             (7,252,059)            (13,923,602)
From net realized capital gains........................................                     --                (149,426)
                                                                                 -------------           -------------
Total Distributions Declared to Shareholders...........................             (7,252,059)            (14,073,028)
                                                                                 -------------           -------------
SHARE TRANSACTIONS:
   Subscriptions ......................................................              5,206,897               9,209,388
   Distributions reinvested ...........................................              7,000,576              12,816,596
   Redemptions ........................................................            (37,321,400)            (64,532,771)
                                                                                 -------------           -------------
Net Decrease from Share Transactions...................................            (25,113,927)            (42,506,787)
                                                                                 -------------           -------------
Total Decrease in Net Assets...........................................            (35,052,467)            (48,696,829)
NET ASSETS:
Beginning of period....................................................            135,964,036             184,660,865
                                                                                 -------------           -------------
End of period (including overdistributed net investment income of
   $(12,056) and undistributed net investment income of
   $176,931, respectively).............................................           $100,911,569            $135,964,036
                                                                                 =============           =============
CHANGES IN SHARES:
   Subscriptions ......................................................                556,223                 950,984
   Issued for distributions reinvested.................................                749,377               1,307,748
   Redemptions ........................................................             (3,998,992)             (6,589,694)
                                                                                 -------------           -------------
     Net Decrease......................................................             (2,693,392)             (4,330,962)
                                                                                 =============           =============



See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
August 31, 2002

Note 1. Accounting Policies

Organization:

     Liberty-Stein Roe Institutional Floating Rate Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust. The Fund invests all of its investable assets in Stein Roe Floating Rate Limited Liability Company (the "Portfolio"), which seeks to provide a high-level of current income, consistent with preservation of capital.

     The Portfolio is a non-diversified, closed-end management investment company organized as a Delaware limited liability company. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At August 31, 2002, Liberty-Stein Roe Institutional Floating Rate Income Fund and Liberty Floating Rate Fund owned 18.9% and 81.1%, respectively, of the Portfolio.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio and the Fund in the preparation of their financial statements.

Security Valuations:

     The value of the Portfolio is determined in accordance with guidelines established, and periodically reviewed, by the Board of Trustees. Senior loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. The prices provided by these principal market makers may differ from the value that would be realized if the loans were sold and the differences could be material to the financial statements. In the absence of actual market values, senior loans will be valued by Stein Roe and Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Columbia Management Group, Inc., on behalf of the Portfolio at fair value, which is intended to approximate market value, pursuant to procedures approved by the Board of Trustees. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period, and maturity of such senior loan interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a senior loan interest may differ significantly from the value that would have been used had there been market activity for that senior loan interest. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

     Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the last day, at the current quoted bid price.

Investment Transactions and Investment Income:

     Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Market premiums and discounts are amortized over the estimated life of each applicable loan. Realized gains and losses from investment transactions are reported on an identified cost basis. Unamortized facility fees are reflected as deferred fees on the Statement of Assets and Liabilities.

     Effective September 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this change did not impact total net assets of the Portfolio and the Fund, but resulted in reclassifications as follows:

                                                               DECREASE IN
                                            DECREASE         NET UNREALIZED
                                             IN COST          DEPRECIATION
     Stein Roe Floating Rate
        Limited Liability Company            $(77,713)             $77,713
     Liberty-Stein Roe Institutional
        Floating Rate Income Fund             (15,931)              15,931


     The effect of this change for the year ended August 31, 2002 is as follows:

                                                      INCREASE IN                INCREASE IN               INCREASE IN
                                                    NET INVESTMENT             NET UNREALIZED             NET REALIZED
                                                        INCOME                  DEPRECIATION                  LOSS
     Stein Roe Floating Rate
        Limited Liability Company                       $83,184                  $(19,346)                 $(63,838)
     Liberty-Stein Roe Institutional
        Floating Rate Income Fund                       $16,662                  $ (3,875)                 $(12,787)

     The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

Federal Income Taxes:

     No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

Distributions to Shareholders:

     Dividends from net investment income are declared by the Fund and recorded each business day and are paid monthly. Capital gains distributions, if any, are declared and paid annually. Dividends and distributions are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

Statement of Cash Flows:

     Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at August 31, 2002.

Note 2. Federal Tax Information

     Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to deferral of losses from wash sales, post-October losses, non-deductible expenses, discount accretion/premium amortization on debt securities and capital loss carryforwards. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

     For the year ended August 31, 2002, permanent items identified and reclassified among the components of net assets are as follows:

     OVERDISTRIBUTED          ACCUMULATED
     NET INVESTMENT           NET REALIZED
     INCOME                   LOSS                  PAID-IN CAPITAL
     ------                   ------------          ---------------
     $(12,787)                $12,637               $150


     Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

     The tax character of distributions paid during the year ended August 31, 2002, was as follows:

     ORDINARY
     INCOME
     ---------
     $7,252,059


     As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED                       UNREALIZED
     ORDINARY INCOME                     DEPRECIATION*
     ---------------                     --------------
     $613,279                             $(10,718,752)

* The difference between book-basis and tax-basis unrealized appreciation (depreciation), if applicable, is attributable primarily to the tax deferral of losses on wash sales.

     The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF EXPIRATION                     CAPITAL LOSS CARRYFORWARD
---------------------------------------------------------------------
     2009                                        $   16,991
     2010                                         2,799,382
                                                 ----------
     Total                                       $2,816,373
                                                 ==========

     Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2002, for federal income tax purposes, post-October losses of $3,395,654 were deferred to September 1, 2002.

Note 3. Trustees' Fees and Transactions with Affiliates

Management & Administrative fees:

     The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to the Advisor, an indirect, wholly-owned subsidiary of Columbia Management Group, Inc., for its services as investment advisor and manager.

     The management fee for the Portfolio is computed at an annual rate of 0.45% of average daily net assets. The administrative fee for the Fund is computed at an annual rate of 0.20% of average daily net assets.

     On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

Bookkeeping Fee:

     The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio and Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

     Under its pricing and bookkeeping agreement with the Portfolio and Fund, the Advisor receives from the Portfolio and Fund an annual flat fee or $10,000 and $5,000 respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended August 31, 2002, the net asset based fee was 0.036%. The Portfolio also pays out-of-pocket costs for pricing services.

Transfer agent fee:

     Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

     The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

Expense limits:

     The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.75% of average daily net assets.

Other:

     The Portfolio and Fund pay no compensation to their officers, all of whom are employees of the Advisor.

     The Portfolio has an agreement with its custodian bank under which $4,799 of custody fees were reduced by balance credits for the year ended August 31, 2002. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 4. Investment Transactions

     The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the year ended August 31, 2002 were $382,287,473 and $511,316,629, respectively.

     Unrealized appreciation (depreciation) at August 31, 2002, based on cost for federal tax purposes, was:

     Gross unrealized appreciation                         $  4,418,513
     Gross unrealized depreciation                          (57,936,141)
                                                          -------------
          Net unrealized depreciation                      $(53,517,628)
                                                          =============


Note 5. Tender of Shares

     The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15th day of September, December, March and June each year, or the next business day if the 15th is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The Fund may repurchase an additional amount of shares up to 2% of the shares outstanding on the Repurchase Request Deadline. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. During the year ended August 31, 2002, there were four tender offers in September, December, March and June. The Fund offered to repurchase 10%, 25%, 15% and 15% of its shares and 0.38%, 22.28%, 5.16% and 0.90%, respectively of shares outstanding were tendered.

Note 6. Senior Loan Participation Commitments

     The Portfolio invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Portfolio and the Borrower.

     At August 31, 2002, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Portfolio on a participation basis.

                                            PRINCIPAL
SELLING PARTICIPANT                           AMOUNT                VALUE
--------------------------------------------------------------------------------
Goldman Sachs Credit Partners LP:
  Bridge Information Systems,
    Multi-Draw Term Loan                    $  560,789               $  89,726
  Simmons Co.,
    Term Loan B                                309,367                 309,927

Citibank:
  Cablevision Systems Corp.,
    Revolver                                1,375,833                1,214,709

  Tyco International Group,
    Term Loan                                2,000,000               1,864,000


     The ability of borrowers to meet their obligations may be affected by economic developments in a specific industry.

Note 7. Line of Credit

     The Portfolio is one of several investment companies that participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Portfolio and the other investment companies to borrow from the custodian at any time upon notice. The borrowings available through this credit facility are $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to the Portfolio based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Portfolio's unused commitment shall be paid quarterly by the Portfolio based on the relative asset size of the Portfolio to the other investment companies participating in the agreement. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate in this credit facility, there is no assurance that the Portfolio will have access to the entire line of credit at any particular time. For the year ended August 31, 2002, the average daily loan balance on days where borrowings existed was $46,853,659 at a weighted average interest rate of 2.76%.

Note 8. Unfunded Loan Commitments

     As of August 31, 2002, the Portfolio had unfunded loan commitments of $5,356,426, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

                   BORROWER                          UNFUNDED COMMITMENTS
          ---------------------------               ----------------------
    Cablevision Systems Corp.                                 $  624,167
    Dimac Marketing Partners, Inc.                                   426
    Insight Health Services Corp.                              3,000,000
    LTV Corp.                                                     52,666
    Noveon, Inc.                                                 625,000
    Riverwood International Corp.                              1,054,167
                                                    ----------------------
                                                              $5,356,426

Financial Highlights

Stein Roe Floating Rate Limited Liability Company

Selected data for a share outstanding throughout each period is as follows:



                                                                                     YEAR ENDED                    PERIOD
                                                                                    AUGUST 31,                      ENDED
                                                                        -----------------------------------       AUGUST 31,
                                                                          2002           2001          2000           1999(a)
                                                                       -------        -------      --------       --------
RATIOS TO AVERAGE NET ASSETS
Operating expenses.............................................          0.55%(b)       0.53%(b)      0.55%          0.96%(c)
Interest expense...............................................          0.03%            --            --             --
Net investment income..........................................          6.42%(b)(d)    8.94%(b)      9.26%          7.59%(c)
Portfolio turnover rate........................................            70%            63%           21%            17%

(a)  From commencement of operations on December 17, 1998.

(b)  The benefits derived from custody credits, if applicable, had no impact.

(c)  Annualized.

(d) Effective September 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, was to increase the ratio of net investment income average net assets from 6.41% to 6.42%.
     Ratios for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

Liberty-Stein Roe Institutional Floating Rate Income Fund
Selected data for a share outstanding throughout each period is as follows:



                                                                              YEAR ENDED                    PERIOD
                                                                             AUGUST 31,                      ENDED
                                                                 -----------------------------------       AUGUST 31,
                                                                   2002           2001          2000           1999(a)
                                                                 -------        -------      --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD...........................   $ 9.61         $10.00        $10.07         $10.00
                                                                 -------        -------       -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..........................................     0.60(b)(c)     0.87(b)       0.88           0.51
Net realized and unrealized gain (loss) allocated
 from Portfolio................................................    (0.82)(c)      (0.40)        (0.07)          0.07
                                                                 -------        -------       -------        -------
   Total from Investment Operations............................    (0.22)          0.47          0.81           0.58
                                                                 -------        -------       -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income.....................................    (0.58)         (0.85)        (0.88)         (0.51)
In excess of net investment income.............................       --             --            --             --(d)
From net realized gains........................................       --          (0.01)           --(d)          --
                                                                 -------        -------       -------        -------
   Total Distributions Declared to Shareholders................    (0.58)         (0.86)        (0.88)         (0.51)
                                                                 -------        -------       -------        -------
NET ASSET VALUE, END OF PERIOD.................................   $ 8.81         $ 9.61        $10.00         $10.07
                                                                 =======        =======       =======        =======
Total return(e)................................................    (2.39)%         4.93%         8.52%          5.94%(f)
                                                                 =======        =======       =======        =======
RATIOS TO AVERAGE NET ASSETS
Operating expenses.............................................     0.75%          0.75%         0.75%          0.87%(g)
Interest expense allocated from Portfolio......................     0.03%            --            --             --
Net expenses...................................................     0.78%          0.75%         0.75%          0.87%(g)
Net investment income..........................................     6.28%(c)       8.90%         8.97%          7.68%(g)
Waiver/reimbursement...........................................     0.21%          0.10%         0.14%          0.85%(g)
Net assets, end of period (000's).............................. $100,912       $135,964      $184,661       $127,195


(a)  From commencement of operations on December 17, 1998.

(b) Per share data was calculated using average shares outstanding during the period

(c) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.01 and increase net realized and unrealized loss per share by $0.01. The impact to the ratio of net investment income to average net assets increased from 6.27% to 6.28%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(d)  Rounds to less than $0.01.

(e)  Computed giving effect to the Advisor's expense limitation undertaking.

(f)  Not Annualized.

(g)  Annualized.

Report Of Independent Accountants

Report of Independent Accountants

     To the Trustees and Shareholders of Liberty-Stein Roe Institutional Floating Rate Income Fund and the Trustees of Stein Roe Floating Rate Limited Liability Company

     In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets, and cash flows and the financial highlights present fairly, in all material respects, the financial position of Liberty-Stein Roe Institutional Floating Rate Income Fund (the "Fund") and Stein Roe Floating Rate Limited Liability Company (the "Portfolio") at August 31, 2002, and the results of each of their operations, the changes in each of their net assets, and the Portfolio's cash flows and each of their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's and Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at August 31, 2002 by correspondence with the custodian and lending or agent banks, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Boston, Massachusetts

     October 22, 2002

Trustees

     The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Stein Roe Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Stein Roe funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-338-2550.


                                         Year first                                                  Number of
                                         elected or                                              portfolios in fund       Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age    Stein Roe Funds  to office   during past five years                         by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      1996     President of UAL Loyalty Services and Executive        81                  None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      1996     Executive Vice President-Corporate Development         81                  None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      2000     Private Investor since 1987 (formerly                  83                  None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation [building products
Boston, MA 02111                                     manufacturer])

Salvatore Macera (age 71)      Trustee      2000     Private Investor since 1981 (formerly Executive        81                  None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 59)     Trustee      1981     Professor of Economics, University of Washington,      81                  None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September 2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980; Associate Editor, Journal
                                                     of Money Credit and Banking, since September,
                                                     1993; consultant on economic and statistical matters.

John J. Neuhauser (age 59)     Trustee      2000     Academic Vice President and Dean of Faculties          83      Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                      SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                          (e-learning)



32-33 [SPREAD]

                                         Year first                                                  Number of
                                         elected or                                              portfolios in fund       Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age    Stein Roe Funds  to office   during past five years                         by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (continued)

Thomas E. Stitzel (age 66)     Trustee      2000     Business Consultant since 1999 (formerly               81                  None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair Capital Partners      81    Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly              (business products
One Financial Center                                 Chief Executive Officer and Chairman of the              and services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank                     International (network
                                                     Corporation)                                                  support equipment
                                                                                                            distributor), Jones Lang
                                                                                                                LaSalle (real estate
                                                                                                            management services) and
                                                                                                         MONY Group (life insurance)

Anne-Lee Verville (age 57)     Trustee      2000     Author and speaker on educational systems needs       81  Chairman of the Board
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education               of Directors, Enesco
One Financial Center                                 Industry from 1994 to 1997, and President,               Group, Inc. (designer,
Boston, MA 02111                                     Applications Solutions Division from 1991 to                 importer and
                                                     1994, IBM Corporation [global education and             distributor of giftware
                                                     global applications])                                       and collectibles)





INTERESTED TRUSTEES

William E. Mayer* (age 62)     Trustee      2000     Managing Partner, Park Avenue Equity Partners         83 Lee Enterprises (print
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999                 and online media), WR
One Financial Center                                 (formerly Founding Partner, Development Capital             Hambrecht + Co.
Boston, MA 02111                                     LLC from November 1996 to February 1999;                 (financial service and
                                                     Dean and Professor, College of Business and                 provider), First
                                                     Management, University of Maryland from                  Health (health care)
                                                     October 1992 to November 1996)                           Systech Retail Systems
                                                                                                                 (retail industry
                                                                                                                technology provider)

Joseph R. Palombo* (age 49)    Trustee      2000     Chief Operating Officer of Columbia                   81           None
One Financial Center            and                  Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of the
                                                     advisor since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President
                                                     and Chief Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999; Director of
                                                     the advisor since September 2000; Trustee and
                                                     Chairman of the Board of Stein Roe Mutual Funds
                                                     since October 2000; Manager of Stein Roe Floating
                                                     Rate Limited Liability Company since October
                                                     2000 (formerly Vice President of Liberty Funds
                                                     from April 1999 to August 2000; Chief Operating
                                                     Officer and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December 1993 to March 1999)

*  Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.


34-35 [SPREAD]

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36

Officers and Transfer Agent


 OFFICERS AND TRANSFER AGENT

                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age   Stein Roe Funds to office   Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)     President    2001       President of Liberty and Stein Roe Funds since November 2001; Chief Investment
Columbia Management Group, Inc.                     Officer and Chief Executive Officer of Columbia Management Group since 2000
590 Madison Avenue, 36th Floor                      (formerly Managing Director and Head of U.S. Equity, J.P. Morgan Investment
Mail Stop NY EH 30636A                              Management from November 1996 to August 2000).
New York, NY 10022

Vicki L. Benjamin (age 41)   Chief       2001       Controller of the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds
One Financial Center      Accounting                since May 2002; Chief Accounting Officer of the Liberty Funds and Liberty
Boston, MA 02111          Officer and               All-Star Funds since June 2001; Vice President of LFG since April 2001 (formerly
                          Controller                Vice President, Corporate Audit, State Street Bank and Trust Company from May
                                                    1998 to April 2001; Audit Manager from July 1994 to June 1997; Senior Audit
                                                    Manager from July 1997 to May 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (age 38) Treasurer  2000       Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Senior Vice President of
                                                    LFG since January 2001 (formerly Vice President from April 2000 to January 2001;
                                                    Vice President of the Advisor from February 1998 to October 2000; Senior Tax
                                                    Manager; Coopers & Lybrand, LLP from April 1996 to January 1998).

Jean S. Loewenberg (age 57)Secretary     2002       Secretary of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds since
One Financial Center                                February 2002; Senior Vice President and Group Senior Counsel, Fleet National
Boston, MA 02111                                    Bank since November 1996.

Important Information About This Report

The Transfer Agent for Liberty-Stein Roe Institutional Floating Rate Income Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-338-2550 and additional reports will be sent to you.

Annual Report:
Liberty-Stein Roe Institutional Floating Rate Income Fund

[logo]:
STEIN ROE
MUTUAL FUNDS

One Financial Center
Boston, MA 02111-2621
800-338-2550



S87-02/994K-0802 (10/02)
02/2133